Summary of material information on accounting policies	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Summary of material information on accounting policies

3	Summary of material information on accounting policies

The significant accounting policy information used in the preparation of the Unaudited Condensed Consolidated Interim Financial Statements as of March 31, 2024, are consistent with those used to prepare the Annual Financial Statements for the year ended December 31, 2023, disclosed in Note 3 of such financial statements.